Additional capital disclosures (Tables)	12 Months Ended
Mar. 31, 2023
Text block [abstract]
Summary of Capital Structure
The capital structure as at March 31, 2023 and 2022 was as follows:

	As at March 31,
	2023	2022	% Change
Total equity attributable to the equity shareholders of the Company	$801,136	$754,003	6%
As percentage of total capital	82%	100%
Long-term debt (1)	174,381	—	(100)%
Total debt	$174,381	$—	(100)%
As percentage of total capital	18%	—

Total capital (debt and equity)	$975,517	$754,003	29%

Note:

(1)	Before netting off debt issuance cost of $975 and Nil as at March 31, 2023 and March 31, 2022, respectively.